Performance Management - Virtus AlphaSimplex Global Alternatives Fund	Nov. 10, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Virtus AlphaSimplex Global Alternatives Fund, a series of Virtus Alternative Solutions Trust, is the successor of the AlphaSimplex Global Alternatives Fund, formerly a series of Natixis Funds Trust II (the “Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on May 19, 2023.

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the fund’s commencement date. The Predecessor Fund and the fund have identical investment objectives and substantially identical investment strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index, the ICE BofA US 3-Month Treasury Bill Index and the Barclay Fund of Funds Index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	the successor of the AlphaSimplex Global Alternatives Fund, formerly a series of Natixis Funds Trust II (the “Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on May 19, 2023.The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 4.18% 3.17% 2.18% Barclay Fund of Funds Index (reflects no deduction for fees, expenses or taxes) 11.22% 4.62% 3.98% The Wilshire 5000 Total Market Index (formerly known as the FT Wilshire 5000 Index) is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (previously the Predecessor Fund's Class Y Shares)
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q1:	6.10%	Worst Quarter:	2020, Q1:	-9.51%	Year to Date (9/30/2026):	13.83%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns - Virtus AlphaSimplex Global Alternatives Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 10, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Wilshire 5000 Total Market Index | Average Annual Return, Label [Optional Text]	Wilshire 5000 Total Market Index
Wilshire 5000 Total Market Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
ICE BofA US 3-Month Treasury Bill Index | Average Annual Return, Label [Optional Text]	ICE BofA US 3-Month Treasury Bill Index
ICE BofA US 3-Month Treasury Bill Index | Average Annual Return, Percent		4.18%	3.17%	2.18%
Barclay Fund of Funds Index | Average Annual Return, Label [Optional Text]	Barclay Fund of Funds Index
Barclay Fund of Funds Index | Average Annual Return, Percent		11.22%	4.62%	3.98%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		0.62%	2.70%	1.99%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		6.68%	4.11%	2.82%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		6.68%	2.96%	2.03%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.95%	2.65%	1.83%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		6.77%	4.19%	2.88%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Wilshire 5000 Total Market Index (formerly known as the FT Wilshire 5000 Index) is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Effective November 10, 2026, the style-specific benchmark to which performance of the fund is compared has changed from the Barclay Fund of Funds Index to the ICE BofA US 3-Month Treasury Bill Index. This change is being made because the new benchmark is commonly used within the fund’s peer group and the subadviser believes it is an appropriate benchmark for an absolute return strategy. The ICE BofA US 3-Month Treasury Bill Index measures the performance of a single outstanding U.S. Treasury bill with approximately three months to maturity. It assumes the bill is purchased at the beginning of the month, held for one full month, and then rolled over into a newly selected 3-month issue. The index is calculated on a total return basis, is unmanaged, and is not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	13.83%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.10%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020